Cover	12 Months Ended
Dec. 31, 2020 shares
Entity Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33632
Entity Registrant Name	BROOKFIELD INFRASTRUCTURE CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Entity Address, Country	US
Title of 12(b) Security	Class A Exchangeable Subordinate Voting Shares
Trading Symbol	BIPC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	44,960,449
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001788348
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Entity Address, Country	US
Contact Personnel Name	Michael Ryan
City Area Code	212
Local Phone Number	417-7000
Contact Personnel Email Address	bip.enquiries@brookfield.com